Bank Loans	6 Months Ended
Dec. 31, 2023
Bank Loans [Abstract]
BANK LOANS

NOTE 5 — BANK LOANS

Bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or annually. The bank loans consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Bank of Communications	$141,189	$138,393
Industrial and Commercial Bank of China	282,378	—
Total short-term bank loan	$423,567	$138,393

On March 13, 2023, U-BX China entered into a loan agreement with Bank of Communications to obtain a loan of RMB1,000,000 (or $138,393) for a term from March 13, 2023 to March 13, 2024 at a fixed annual interest rate of 3.7%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited.

On July 5, 2023, U-BX China entered into a loan agreement with Industrial and Commercial Bank of China to obtain a loan of RMB2,000,000 (or $282,378) for a term from July 5, 2023 to January 1, 2024 at a fixed annual interest rate of 2.8%. On December 31, 2023, the Company fully repaid and renewed the loan with the maturity on July 4, 2024. The loan is guaranteed by a third party, Beijing Shouchuang Financing Guarantee Limited.